Consolidated Statements Of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Income [Abstract]
Revenues	$ 23,910	$ 23,016	$ 18,161
Cost of revenues	4,350	4,091	2,918
Gross profit	19,560	18,925	15,243
Operating expenses:
Research and development, net	6,281	5,410	3,397
Sales and marketing	5,860	5,486	4,575
General and administrative	6,639	4,721	3,911
Total operating expenses	18,780	15,617	11,883
Operating income	780	3,308	3,360
Financial income (expenses), net	80	(27)	(55)
Income before taxes	860	3,281	3,305
Tax benefit	625	1,317	1,098
Net income	$ 1,485	$ 4,598	$ 4,403
Basic net earnings per share	$ 0.06	$ 0.19	$ 0.19
Diluted net earnings per share	$ 0.06	$ 0.19	$ 0.18
Weighted average number of shares used in computing basic net earnings per share	24,610,267	23,620,171	23,575,354
Weighted average numbers of shares used in computing diluted net earnings per share	25,140,439	24,654,458	24,873,778